Fees Summary	Dec. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,641,000
Previously Paid Amount	0.00
Total Fee Amount	4,078.74
Total Offset Amount	0.00
Net Fee	4,078.74
Narrative - Max Aggregate Offering Price	$ 26,641,000
Final Prospectus	true